Property, plant and equipment - Summary of Detailed Information About Lease And Own Assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Owned assets	€ 10,259	€ 9,377
Leased assets	1,410	1,330
Total	€ 11,669	€ 10,707